Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Summary of Financial Instruments by Category

The Group holds the following financial instruments:

Financial assets	Financial assets at amortized cost RMB’million	Financial assets at fair value through profit and loss RMB’million	Financial assets at fair value through other comprehensive income RMB’million	Total RMB’million
As at December 31, 2018
Accounts receivable (Note 18)	1,483	-	-	1,483
Other receivables (Note 17)	80	-	-	80
Short-term investments	-	42	-	42
Cash and cash equivalents (Note 20)	17,356	-	-	17,356
Other investments (Note 16(b))	-	256	-	256
Financial assets at fair value through other comprehensive income (Note 16(a))	-	-	3,331	3,331
	18,919	298	3,331	22,548
As at December 31, 2019
Accounts receivable (Note 18)	2,198	-	-	2,198
Other receivables (Note 17)	213	-	-	213
Term deposits (Note 19)	7,500	-	-	7,500
Short-term investments	-	6	-	6
Cash and cash equivalents (Note 20)	15,426	-	-	15,426
Other investments (Note 16(b))	-	255	-	255
Financial assets at fair value through other comprehensive income (Note 16(a))	-	-	4,461	4,461
	25,337	261	4,461	30,059

Financial liabilities	Liabilities at amortized cost RMB’million
As at December 31, 2018
Accounts payable	1,830
Other payables and other liabilities (note)	1,839
3,669
As at December 31, 2019
Accounts payable	2,559
Other payables and other liabilities (note)	2,261
Lease liabilities	147
4,967